UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended December 31, 2008

Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one): [ ]is a restatement.
                                      [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Marvin & Palmer Associates, Inc.
Address:    1201 N. Market Street
            Suite 2300
            Wilmington, Delaware 19801

Form 13F File Number: 28-2633

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Karen T. Buckley
Title:     Chief Financial Officer - Principal
Phone:     (302) 573-3570

Signature, Place, and Date of Signing:

/s/  Karen T. Buckley               Wilmington, Delaware       February 13, 2009

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager

         Form 13F File Number    Name

Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    137

Form 13F Information Table Value Total:    $2,137,750
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


        No. Form 13F File Number Name

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      Column 1                  Column 2  Column 3      Column 4       Column 5      Column 6    Column 7            Column 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                       SHRS OR
                                TITLE                                  SH/PUT/
   NAME OF ISSUER                 OF                       VALUE       PRN AMT     INVESTMENT     OTHER
                                 CLASS     CUSIP          (x$1000)     PRN CALL    DISCRETION    MANAGERS        VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                              SOLE    SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories             Com      002824100       $55,777     1,045,100       Sole                 1,045,100
------------------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories             Com      002824100       $12,878       241,300       Sole                                   241,300
------------------------------------------------------------------------------------------------------------------------------------
Ambev ADR                       ADR      20441W203        $4,489       101,300       Sole                   101,300
------------------------------------------------------------------------------------------------------------------------------------
Ambev ADR                       ADR      20441W203        $2,010        45,362       Sole                                    45,362
------------------------------------------------------------------------------------------------------------------------------------
Amgen, Inc.                     Com      031162100       $32,721       566,600       Sole                   566,600
------------------------------------------------------------------------------------------------------------------------------------
Amgen, Inc.                     Com      031162100        $7,842       135,800       Sole                                   135,800
------------------------------------------------------------------------------------------------------------------------------------
Aon Corporation                 Com      037389103        $6,491       142,100       Sole                   142,100
------------------------------------------------------------------------------------------------------------------------------------
Aon Corporation                 Com      037389103        $2,325        50,900       Sole                                    50,900
------------------------------------------------------------------------------------------------------------------------------------
Apollo Group                    Com      037604105       $58,086       758,100       Sole                   758,100
------------------------------------------------------------------------------------------------------------------------------------
Apollo Group                    Com      037604105       $13,776       179,800       Sole                                   179,800
------------------------------------------------------------------------------------------------------------------------------------
Automatic Data Processing, Inc  Com      053015103       $13,860       349,400       Sole                   349,400
------------------------------------------------------------------------------------------------------------------------------------
Automatic Data Processing, Inc  Com      053015103        $3,241        81,700       Sole                                    81,700
------------------------------------------------------------------------------------------------------------------------------------
AutoZone Inc                    Com      053332102       $13,487        96,700       Sole                    96,700
------------------------------------------------------------------------------------------------------------------------------------
AutoZone Inc                    Com      053332102        $3,166        22,700       Sole                                    22,700
------------------------------------------------------------------------------------------------------------------------------------
Banco Bradesco S.A. ADR         ADR      059460303       $10,867     1,075,400       Sole                 1,075,400
------------------------------------------------------------------------------------------------------------------------------------
Banco Bradesco S.A. ADR         ADR      059460303        $6,153       606,800       Sole                                   606,800
------------------------------------------------------------------------------------------------------------------------------------
Banco Itau Hldg. Financeira SA  ADR      059602201       $12,100     1,035,225       Sole                 1,035,225
ADR
------------------------------------------------------------------------------------------------------------------------------------
Banco Itau Hldg. Financeira SA  ADR      059602201        $5,915       505,850       Sole                                   505,850
ADR
------------------------------------------------------------------------------------------------------------------------------------
BanColombia SA ADR              ADR      05968L102        $4,184       176,600       Sole                   176,600
------------------------------------------------------------------------------------------------------------------------------------
BanColombia SA ADR              ADR      05968L102        $2,042        86,200       Sole                                    86,200
------------------------------------------------------------------------------------------------------------------------------------
Baxter International, Inc.      Com      071813109       $12,837       237,250       Sole                   237,250
------------------------------------------------------------------------------------------------------------------------------------
Baxter International, Inc.      Com      071813109        $3,066        56,700       Sole                                    56,700
------------------------------------------------------------------------------------------------------------------------------------
Celgene Corporation             Com      151020104       $61,875     1,119,300       Sole                 1,119,300
------------------------------------------------------------------------------------------------------------------------------------
Celgene Corporation             Com      151020104       $13,848       250,500       Sole                                   250,500
------------------------------------------------------------------------------------------------------------------------------------
Charles Schwab                  Com      808513105       $32,434     2,005,800       Sole                 2,005,800
------------------------------------------------------------------------------------------------------------------------------------
Charles Schwab                  Com      808513105        $7,582       468,900       Sole                                   468,900
------------------------------------------------------------------------------------------------------------------------------------
Chevron Corporation             Com      166764100       $28,175       380,900       Sole                   380,900
------------------------------------------------------------------------------------------------------------------------------------
Chevron Corporation             Com      166764100        $6,739        91,100       Sole                                    91,100
------------------------------------------------------------------------------------------------------------------------------------
Cia Vale Do Rio Doce-Sp ADR     ADR      204412209          $355        29,300       Sole                    29,300
------------------------------------------------------------------------------------------------------------------------------------
Cisco Systems                   Com      17275R102       $14,512       890,300       Sole                   890,300
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Cisco Systems                   Com      17275R102        $3,712       227,700       Sole                                   227,700
------------------------------------------------------------------------------------------------------------------------------------
Colgate Palmolive               Com      194162103       $15,195       221,700       Sole                   221,700
------------------------------------------------------------------------------------------------------------------------------------
Colgate Palmolive               Com      194162103        $3,249        47,400       Sole                                    47,400
------------------------------------------------------------------------------------------------------------------------------------
Comcast Corp.                   Com      20030N101       $37,567     2,225,550       Sole                 2,225,550
------------------------------------------------------------------------------------------------------------------------------------
Comcast Corp.                   Com      20030N101        $9,166       543,000       Sole                                   543,000
------------------------------------------------------------------------------------------------------------------------------------
Companhia Energetica de Minas   ADR      204409601        $8,284       602,900       Sole                   602,900
ADR
------------------------------------------------------------------------------------------------------------------------------------
Companhia Energetica de Minas   ADR      204409601        $5,411       393,800       Sole                                   393,800
ADR
------------------------------------------------------------------------------------------------------------------------------------
Copa Holdings SA                Com      P31076105        $3,969       130,900       Sole                   130,900
------------------------------------------------------------------------------------------------------------------------------------
Copa Holdings SA                Com      P31076105        $2,037        67,186       Sole                                    67,186
------------------------------------------------------------------------------------------------------------------------------------
Costco Wholesale Corporation    Com      22160K105       $41,381       788,200       Sole                   788,200
------------------------------------------------------------------------------------------------------------------------------------
Costco Wholesale Corporation    Com      22160K105        $8,936       170,200       Sole                                   170,200
------------------------------------------------------------------------------------------------------------------------------------
CVS Corp.                       Com      126650100       $23,935       832,800       Sole                   832,800
------------------------------------------------------------------------------------------------------------------------------------
CVS Corp.                       Com      126650100        $5,590       194,500       Sole                                   194,500
------------------------------------------------------------------------------------------------------------------------------------
Danaher Corporation             Com      235851102       $16,704       294,900       Sole                   294,900
------------------------------------------------------------------------------------------------------------------------------------
Danaher Corporation             Com      235851102        $3,755        66,300       Sole                                    66,300
------------------------------------------------------------------------------------------------------------------------------------
DIRECTV Group, Inc.             Com      25459L106       $20,140       879,100       Sole                   879,100
------------------------------------------------------------------------------------------------------------------------------------
DIRECTV Group, Inc.             Com      25459L106        $4,719       206,000       Sole                                   206,000
------------------------------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc.        Com      25746U109       $15,719       438,600       Sole                   438,600
------------------------------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc.        Com      25746U109        $4,100       114,400       Sole                                   114,400
------------------------------------------------------------------------------------------------------------------------------------
Empresa Nacional de Elec SA     ADR      29244T101        $4,367       130,400       Sole                   130,400
ADR
------------------------------------------------------------------------------------------------------------------------------------
Empresa Nacional de Elec SA     ADR      29244T101        $2,210        66,000       Sole                                    66,000
ADR
------------------------------------------------------------------------------------------------------------------------------------
Exelon Corporation              Com      30161N101       $13,296       239,100       Sole                   239,100
------------------------------------------------------------------------------------------------------------------------------------
Exelon Corporation              Com      30161N101        $3,148        56,600       Sole                                    56,600
------------------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.               Com      30231G102       $51,426       644,200       Sole                   644,200
------------------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.               Com      30231G102       $12,094       151,500       Sole                                   151,500
------------------------------------------------------------------------------------------------------------------------------------
FedEx Corporation               Com      31428X106       $30,293       471,400       Sole                   471,400
------------------------------------------------------------------------------------------------------------------------------------
FedEx Corporation               Com      31428X106        $7,133       111,000       Sole                                   111,000
------------------------------------------------------------------------------------------------------------------------------------
FLIR Systems, Inc.              Com      302445101       $19,071       621,600       Sole                   621,600
------------------------------------------------------------------------------------------------------------------------------------
FLIR Systems, Inc.              Com      302445101        $4,614       150,400       Sole                                   150,400
------------------------------------------------------------------------------------------------------------------------------------
Fomento Economico Mex-SP ADR    ADR      344419106       $11,808       391,900       Sole                   391,900
------------------------------------------------------------------------------------------------------------------------------------
Fomento Economico Mex-SP ADR    ADR      344419106        $6,963       231,100       Sole                                   231,100
------------------------------------------------------------------------------------------------------------------------------------
General Mills                   Com      370334104       $61,026     1,004,550       Sole                 1,004,550
------------------------------------------------------------------------------------------------------------------------------------
General Mills                   Com      370334104       $15,248       251,000       Sole                                   251,000
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
Genzyme Corp.                   Com      372917104       $35,096       528,800       Sole                   528,800
------------------------------------------------------------------------------------------------------------------------------------
Genzyme Corp.                   Com      372917104        $8,475       127,700       Sole                                   127,700
------------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.           Com      375558103       $72,126     1,410,370       Sole                 1,410,370
------------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.           Com      375558103       $15,354       300,240       Sole                                   300,240
------------------------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A.             ADR      40049J206        $6,545       438,100       Sole                   438,100
------------------------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A.             ADR      40049J206        $3,215       215,200       Sole                                   215,200
------------------------------------------------------------------------------------------------------------------------------------
Hewlett-Packard                 Com      428236103       $28,310       778,400       Sole                   778,400
------------------------------------------------------------------------------------------------------------------------------------
Hewlett-Packard                 Com      428236103        $6,510       179,000       Sole                                   179,000
------------------------------------------------------------------------------------------------------------------------------------
Home Depot, Inc.                Com      437076102       $21,593       938,000       Sole                   938,000
------------------------------------------------------------------------------------------------------------------------------------
Home Depot, Inc.                Com      437076102        $4,795       208,300       Sole                                   208,300
------------------------------------------------------------------------------------------------------------------------------------
Icici Bank ADR                  ADR      45104G104        $9,608       499,100       Sole                   499,100
------------------------------------------------------------------------------------------------------------------------------------
Icici Bank ADR                  ADR      45104G104        $4,759       247,200       Sole                                   247,200
------------------------------------------------------------------------------------------------------------------------------------
Infosys Technologies ADR        ADR      456788108        $3,450       140,400       Sole                   140,400
------------------------------------------------------------------------------------------------------------------------------------
Infosys Technologies ADR        ADR      456788108        $1,715        69,800       Sole                                    69,800
------------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson               Com      478160104       $43,736       731,000       Sole                   731,000
------------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson               Com      478160104       $10,470       175,000       Sole                                   175,000
------------------------------------------------------------------------------------------------------------------------------------
Kroger Company                  Com      501044101       $11,848       448,600       Sole                   448,600
------------------------------------------------------------------------------------------------------------------------------------
Kroger Company                  Com      501044101        $3,011       114,000       Sole                                   114,000
------------------------------------------------------------------------------------------------------------------------------------
LAN Chile SA-Spon ADR           ADR      501723100        $4,954       615,400       Sole                   615,400
------------------------------------------------------------------------------------------------------------------------------------
LAN Chile SA-Spon ADR           ADR      501723100        $2,474       307,300       Sole                                   307,300
------------------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corporation     Com      539830109       $18,153       215,900       Sole                   215,900
------------------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corporation     Com      539830109        $4,465        53,100       Sole                                    53,100
------------------------------------------------------------------------------------------------------------------------------------
Lowe's Companies                Com      548661107       $73,211     3,402,000       Sole                 3,402,000
------------------------------------------------------------------------------------------------------------------------------------
Lowe's Companies                Com      548661107       $17,184       798,500       Sole                                   798,500
------------------------------------------------------------------------------------------------------------------------------------
McDonald's Corporation          Com      580135101       $44,055       708,400       Sole                   708,400
------------------------------------------------------------------------------------------------------------------------------------
McDonald's Corporation          Com      580135101       $10,392       167,100       Sole                                   167,100
------------------------------------------------------------------------------------------------------------------------------------
Medco Health Solutions, Inc.    Com      58405U102       $13,223       315,500       Sole                   315,500
------------------------------------------------------------------------------------------------------------------------------------
Medco Health Solutions, Inc.    Com      58405U102        $3,110        74,200       Sole                                    74,200
------------------------------------------------------------------------------------------------------------------------------------
Monsanto Company                Com      61166W101       $48,162       684,600       Sole                   684,600
------------------------------------------------------------------------------------------------------------------------------------
Monsanto Company                Com      61166W101       $11,172       158,800       Sole                                   158,800
------------------------------------------------------------------------------------------------------------------------------------
New Oriental Education ADR      ADR      647581107        $9,181       167,200       Sole                   167,200
------------------------------------------------------------------------------------------------------------------------------------
New Oriental Education ADR      ADR      647581107        $4,684        85,300       Sole                                    85,300
------------------------------------------------------------------------------------------------------------------------------------
Northern Trust                  Com      665859104       $22,285       425,100       Sole                   425,100
------------------------------------------------------------------------------------------------------------------------------------
Northern Trust                  Com      665859104        $5,132        97,900       Sole                                    97,900
------------------------------------------------------------------------------------------------------------------------------------
Nucor Corporation               Com      670346105       $35,066       753,300       Sole                   753,300
------------------------------------------------------------------------------------------------------------------------------------
Nucor Corporation               Com      670346105        $8,286       178,000       Sole                                   178,000
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Oracle Corporation              Com      68389X105       $72,947     4,114,300       Sole                 4,114,300
------------------------------------------------------------------------------------------------------------------------------------
Oracle Corporation              Com      68389X105       $17,230       971,800       Sole                                   971,800
------------------------------------------------------------------------------------------------------------------------------------
POSCO-ADR                       ADR      693483109        $2,649        35,200       Sole                    35,200
------------------------------------------------------------------------------------------------------------------------------------
POSCO-ADR                       ADR      693483109        $1,370        18,200       Sole                                    18,200
------------------------------------------------------------------------------------------------------------------------------------
Progressive Corp                Com      743315103        $5,258       355,000       Sole                   355,000
------------------------------------------------------------------------------------------------------------------------------------
Progressive Corp                Com      743315103        $2,073       140,000       Sole                                   140,000
------------------------------------------------------------------------------------------------------------------------------------
Schering Plough Corp.           Com      806605101       $19,162     1,125,200       Sole                 1,125,200
------------------------------------------------------------------------------------------------------------------------------------
Schering Plough Corp.           Com      806605101        $5,022       294,900       Sole                                   294,900
------------------------------------------------------------------------------------------------------------------------------------
Southern Copper Corporation     Com      84265V105        $6,516       405,700       Sole                   405,700
------------------------------------------------------------------------------------------------------------------------------------
Southern Copper Corporation     Com      84265V105        $3,265       203,300       Sole                                   203,300
------------------------------------------------------------------------------------------------------------------------------------
Staples Inc.                    Com      855030102       $36,392     2,030,800       Sole                 2,030,800
------------------------------------------------------------------------------------------------------------------------------------
Staples Inc.                    Com      855030102        $8,854       494,100       Sole                                   494,100
------------------------------------------------------------------------------------------------------------------------------------
Taiwan Semiconductor ADR        ADR      874039100        $6,065       767,746       Sole                   767,746
------------------------------------------------------------------------------------------------------------------------------------
Taiwan Semiconductor ADR        ADR      874039100        $4,863       615,587       Sole                                   615,587
------------------------------------------------------------------------------------------------------------------------------------
Tele Norte Leste Partic ADR     ADR      879246106        $9,787       703,100       Sole                   703,100
------------------------------------------------------------------------------------------------------------------------------------
Tele Norte Leste Partic ADR     ADR      879246106        $4,823       346,500       Sole                                   346,500
------------------------------------------------------------------------------------------------------------------------------------
Telefonos de Mexico  ADR        ADR      879403780        $6,339       302,700       Sole                   302,700
------------------------------------------------------------------------------------------------------------------------------------
Telefonos de Mexico  ADR        ADR      879403780        $4,822       230,300       Sole                                   230,300
------------------------------------------------------------------------------------------------------------------------------------
Teva Pharmaceutical Ind. ADR    ADR      881624209        $8,910       209,300       Sole                   209,300
------------------------------------------------------------------------------------------------------------------------------------
Teva Pharmaceutical Ind. ADR    ADR      881624209        $4,657       109,400       Sole                                   109,400
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Unibanco - ADR                  ADR      90458E107        $3,766        57,800       Sole                    57,800
------------------------------------------------------------------------------------------------------------------------------------
Unibanco - ADR                  ADR      90458E107        $1,819        27,900       Sole                                    27,900
------------------------------------------------------------------------------------------------------------------------------------
United Parcel Service, Inc.     Com      911312106       $38,822       703,800       Sole                   703,800
------------------------------------------------------------------------------------------------------------------------------------
United Parcel Service, Inc.     Com      911312106        $8,759       158,800       Sole                                   158,800
------------------------------------------------------------------------------------------------------------------------------------
Verizon Communications Inc.     Com      92343V104       $48,274     1,424,000       Sole                 1,424,000
------------------------------------------------------------------------------------------------------------------------------------
Verizon Communications Inc.     Com      92343V104       $11,295       333,200       Sole                                   333,200
------------------------------------------------------------------------------------------------------------------------------------
Vimpel Communications ADR       ADR      68370R109        $3,942       550,500       Sole                   550,500
------------------------------------------------------------------------------------------------------------------------------------
Vimpel Communications ADR       ADR      68370R109        $2,211       308,800       Sole                                   308,800
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Visa Inc.                       Com      92826C839       $15,987       304,800       Sole                   304,800
------------------------------------------------------------------------------------------------------------------------------------
Visa Inc.                       Com      92826C839        $3,692        70,400       Sole                                    70,400
------------------------------------------------------------------------------------------------------------------------------------
Vulcan Materials Company        Com      929160109       $46,159       663,400       Sole                   663,400
------------------------------------------------------------------------------------------------------------------------------------
Vulcan Materials Company        Com      929160109       $10,792       155,104       Sole                                   155,104
------------------------------------------------------------------------------------------------------------------------------------
Wal Mart Stores, Inc.           Com      931142103       $79,535     1,412,750       Sole                 1,412,750
------------------------------------------------------------------------------------------------------------------------------------
Wal Mart Stores, Inc.           Com      931142103       $18,477       328,200       Sole                                   328,200
------------------------------------------------------------------------------------------------------------------------------------
XTO Energy, Inc.                Com      98385X106       $17,607       497,500       Sole                   497,500
------------------------------------------------------------------------------------------------------------------------------------
XTO Energy, Inc.                Com      98385X106        $4,282       121,000       Sole                                   121,000
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Yum! Brands, Inc.               Com      988498101       $29,553       938,200       Sole                   938,200
------------------------------------------------------------------------------------------------------------------------------------
Yum! Brands, Inc.               Com      988498101        $6,870       218,100       Sole                                   218,100
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